UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-23373

Exchange Place Advisors Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With Copies To:
Stacy H. Louizos, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020
(212) 885-5147

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2026

Item 1. Reports to Stockholders.

(a)

Sphere 500 Climate Fund

Institutional Class (SPFEX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Sphere 500 Climate Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://www.oursphere.org/fund. You can also request this information by contacting us at 1-844-2SPHERE.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.30%

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$61,431,852
Number of Portfolio Holdings	367
Advisory Fee (net of waivers)	$0
Portfolio Turnover	9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	0.2%
Real Estate	1.8%
Materials	2.2%
Consumer Staples	4.5%
Industrials	4.9%
Communications	10.9%
Health Care	12.0%
Consumer Discretionary	12.0%
Financials	13.0%
Technology	38.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oursphere.org/fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Sphere 500 Climate Fund - Institutional Class (SPFEX)

Semi-Annual Shareholder Report - March 31, 2026

TSR-SAR 033126-SPFEX

Sphere 500 Climate Fund

Class R6 (SPFFX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Sphere 500 Climate Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://www.oursphere.org/fund. You can also request this information by contacting us at 1-844-2SPHERE.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$3	0.07%

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$61,431,852
Number of Portfolio Holdings	367
Advisory Fee (net of waivers)	$0
Portfolio Turnover	9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	0.2%
Real Estate	1.8%
Materials	2.2%
Consumer Staples	4.5%
Industrials	4.9%
Communications	10.9%
Health Care	12.0%
Consumer Discretionary	12.0%
Financials	13.0%
Technology	38.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oursphere.org/fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Sphere 500 Climate Fund - Class R6 (SPFFX)

Semi-Annual Shareholder Report - March 31, 2026

TSR-SAR 033126-SPFFX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Sphere 500 Climate Fund

Class R6
(Trading Symbol: SPFFX)

Institutional Class
(Trading Symbol: SPFEX)

Semi-Annual Financial Statements &
Additional Information
March 31, 2026

Sphere 500 Climate Fund

Table of Contents

Schedule of Investments	2

Statement of Assets and Liabilities	14

Statement of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	18

Notes to Financial Statements	20

Additional Information	30

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS
at March 31, 2026 (Unaudited)

COMMON STOCKS — 99.92%	Shares	Fair Value

Communications — 10.93%
Alphabet, Inc., Class C	4,363	$1,251,570
Alphabet, Inc., Class A	5,411	1,555,987
AppLovin Corp., Class A(a)	283	112,634
AT&T, Inc.	8,525	247,140
Charter Communications, Inc., Class A(a)	91	19,645
Comcast Corp., Class A	3,868	111,050
Electronic Arts, Inc.	588	119,876
Liberty Media Corp., Class C(a)	212	18,024
Live Nation Entertainment, Inc. (a)	149	22,724
Meta Platforms, Inc., Class A	3,351	1,917,209
Netflix, Inc. (a)	5,279	507,576
Omnicom Group, Inc.	186	14,008
Roblox Corp., Class A(a)	740	41,854
Take-Two Interactive Software, Inc. (a)	158	31,205
T-Mobile US, Inc.	669	140,510
Verizon Communications, Inc.	6,517	327,153
Walt Disney Co. (The)	2,269	218,686
Warner Bros. Discovery, Inc. (a)	2,170	59,588
		6,716,439
Consumer Discretionary — 12.02%
Airbnb, Inc., Class A(a)	661	83,471
Amazon.com, Inc. (a)	13,786	2,871,210
Aptiv PLC(a)	208	14,444
AutoZone, Inc. (a)	20	67,556
Booking Holdings, Inc.	46	193,674
Burlington Stores, Inc. (a)	117	38,069
Carnival Corp.	1,047	27,096
Carvana Co. (a)	201	63,190
Chipotle Mexican Grill, Inc. (a)	1,301	41,645
Copart, Inc. (a)	859	28,519
Coupang, Inc. (a)	1,208	22,807
D.R. Horton, Inc.	263	36,088
Darden Restaurants, Inc.	112	21,956
Deckers Outdoor Corp. (a)	141	14,113
DoorDash, Inc., Class A(a)	444	66,667

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2026 (Unaudited)

COMMON STOCKS — 99.92% (Continued)	Shares	Fair Value

Consumer Discretionary — 12.02% (Continued)
eBay, Inc.	446	$40,595
Expedia Group, Inc.	257	59,339
Ford Motor Co.	3,789	43,725
General Motors Co.	932	69,434
Genuine Parts Co.	134	14,171
Hilton Worldwide Holdings, Inc.	376	114,335
Home Depot, Inc. (The)	1,518	499,255
Las Vegas Sands Corp.	357	19,235
Lennar Corp., Class A	221	19,192
Lowe’s Companies., Inc.	712	168,231
Lululemon Athletica, Inc. (a)	220	33,682
Marriott International, Inc., Class A	330	107,933
McDonald’s Corp.	1,210	376,056
Nike, Inc., Class B	1,211	63,965
NVR, Inc. (a)	2	13,180
O’Reilly Automotive, Inc. (a)	1,109	102,372
PulteGroup, Inc.	193	22,699
Ross Stores, Inc.	312	67,589
Royal Caribbean Group	387	106,495
Starbucks Corp.	1,187	106,343
Tapestry, Inc.	201	28,363
Tesla, Inc. (a)	3,594	1,336,069
TJX Companies, Inc. (The)	1,694	270,531
Tractor Supply Co.	514	23,284
Ulta Beauty, Inc. (a)	43	22,477
Williams-Sonoma, Inc.	114	20,786
Yum! Brands, Inc.	269	41,824
		7,381,665
Consumer Staples — 4.54%
Casey’s General Stores, Inc.	35	25,475
Coca-Cola Co. (The)	5,849	444,815
Colgate-Palmolive Co.	1,277	108,839
Constellation Brands, Inc., Class A	131	19,650
Costco Wholesale Corp.	694	691,522
Dollar General Corp.	587	69,695

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2026 (Unaudited)

COMMON STOCKS — 99.92% (Continued)	Shares	Fair Value

Consumer Staples — 4.54% (Continued)
Dollar Tree, Inc. (a)	202	$22,121
Estee Lauder Companies, Inc. (The), Class A	226	16,220
General Mills, Inc.	530	19,727
Hershey Co. (The)	176	36,589
Kenvue, Inc.	1,866	32,170
Keurig Dr Pepper, Inc.	1,250	32,913
Kimberly-Clark Corp.	633	61,066
Kraft Heinz Co. (The)	1,146	25,773
Kroger Co. (The)	2,112	152,824
McCormick & Co., Inc.	245	12,358
Mondelez International, Inc., Class A	1,700	97,988
Monster Beverage Corp. (a)	673	48,766
Pentair PLC	158	13,763
PepsiCo, Inc.	1,737	269,739
Procter & Gamble Co. (The)	3,181	459,463
Sysco Corp.	469	33,454
Target Corp.	621	75,265
US Foods Holding Corp. (a)	223	20,563
		2,790,758
Financials — 13.00%
Aflac, Inc.	471	51,673
Allstate Corp. (The)	256	53,079
American Express Co.	1,004	303,690
American International Group, Inc.	558	41,990
Ameriprise Financial, Inc.	193	85,769
Aon PLC, Class A	203	65,524
Apollo Asset Management, Inc., Class A	925	103,064
Arthur J. Gallagher & Co.	279	60,426
Bank of America Corp.	9,794	477,458
Bank of New York Mellon Corp. (The)	693	82,211
BlackRock, Inc.	248	238,503
Brown & Brown, Inc.	230	14,998
Capital One Financial Corp.	1,023	186,626
Charles Schwab Corp. (The)	2,057	193,317
Chubb Ltd.	655	213,484

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2026 (Unaudited)

COMMON STOCKS — 99.92% (Continued)	Shares	Fair Value

Financials — 13.00% (Continued)
Church & Dwight Co., Inc.	292	$27,249
Cincinnati Financial Corp.	148	23,288
Citigroup, Inc.	2,398	271,957
CME Group, Inc.	703	207,631
Coinbase Global, Inc., Class A(a)	299	52,208
F&G Annuities & Life, Inc.	15	380
Fifth Third Bancorp	644	29,920
First Citizens BancShares, Inc., Class A	21	39,578
First Republic Bank(a)	26	—
FTAI Aviation Ltd.	117	28,665
Goldman Sachs Group, Inc. (The)	442	373,927
Hartford Insurance Group, Inc. (The)	274	37,053
Huntington Bancshares, Inc.	1,400	21,910
Interactive Brokers Group, Inc., Class A	412	27,633
Intercontinental Exchange, Inc.	553	86,976
JPMorgan Chase & Co.	3,663	1,077,507
KeyCorp	1,062	21,293
Loews Corp.	168	17,932
LPL Financial Holdings, Inc.	141	42,417
M&T Bank Corp.	154	31,835
Markel Group Inc. (a)	12	22,969
Marsh & McLennan Companies., Inc.	479	83,083
MasterCard, Inc., Class A	1,257	628,072
MetLife, Inc.	546	38,613
Moody’s Corp.	266	116,043
Morgan Stanley	1,919	315,810
MSCI, Inc.	103	55,518
Nasdaq, Inc.	417	35,399
Northern Trust Corp.	185	25,820
Otis Worldwide Corp.	384	29,599
PayPal Holdings, Inc. (a)	1,259	56,945
PNC Financial Services Group, Inc. (The)	553	115,074
Principal Financial Group, Inc.	215	19,374
Progressive Corp. (The)	766	151,852
Prudential Financial, Inc.	343	33,508

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2026 (Unaudited)

COMMON STOCKS — 99.92% (Continued)	Shares	Fair Value

Financials — 13.00% (Continued)
Raymond James Financial, Inc.	175	$25,338
Robinhood Markets, Inc., Class A(a)	895	62,024
S&P Global, Inc.	441	187,575
SoFi Technologies, Inc. (a)	1,052	16,706
State Street Corp.	275	34,804
Synchrony Financial	368	25,031
T. Rowe Price Group, Inc.	209	18,839
Travelers Companies, Inc. (The)	219	63,878
Truist Financial Corp.	1,271	58,428
U.S. Bancorp	1,513	78,691
Visa, Inc., Class A	2,479	749,253
W.R. Berkley Corp.	289	19,155
Wells Fargo & Co.	3,761	299,413
Willis Towers Watson PLC	95	27,617
		7,985,602
Health Care — 11.99%
Abbott Laboratories	2,291	235,217
AbbVie, Inc.	2,519	547,856
Agilent Technologies, Inc.	274	31,231
Alnylam Pharmaceuticals, Inc. (a)	159	52,608
AmerisourceBergen Corp.	460	144,504
Amgen, Inc.	821	288,868
Becton, Dickinson and Co.	278	43,710
Biogen, Inc. (a)	141	25,850
Boston Scientific Corp. (a)	1,725	108,244
Bristol-Myers Squibb Co.	2,230	135,250
Cardinal Health, Inc.	231	48,813
Centene Corp. (a)	479	15,682
Cigna Corp.	363	96,830
CVS Health Corp.	1,230	88,339
Danaher Corp.	777	147,319
DexCom, Inc. (a)	375	23,550
Edwards LifeSciences Corp. (a)	558	44,685
Elevance Health, Inc.	269	78,750
Eli Lilly & Co.	1,336	1,228,813

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2026 (Unaudited)

COMMON STOCKS — 99.92% (Continued)	Shares	Fair Value

Health Care — 11.99% (Continued)
GE HealthCare Technologies, Inc.	443	$31,533
Gilead Sciences, Inc.	1,488	207,383
HCA Healthcare, Inc.	242	114,524
Hologic, Inc. (a)	214	16,176
Humana, Inc.	115	19,940
IDEXX Laboratories, Inc. (a)	78	43,827
Illumina, Inc. (a)	148	18,242
Incyte Corp. (a)	185	17,412
Insmed, Inc. (a)	171	27,962
Insulet Corp. (a)	68	14,269
Intuitive Surgical, Inc. (a)	523	241,098
IQVIA Holdings, Inc. (a)	167	28,480
Johnson & Johnson	3,936	962,116
Labcorp Holdings, Inc.	80	21,345
McKesson Corp.	168	145,380
Medtronic PLC	1,340	116,111
Merck & Co., Inc.	3,814	458,786
Mettler-Toledo International, Inc. (a)	19	23,963
Natera, Inc. (a)	125	24,999
Pfizer, Inc.	5,940	166,795
Quest Diagnostics, Inc.	108	21,166
Regeneron Pharmaceuticals, Inc.	140	108,170
ResMed, Inc.	140	31,427
Steris PLC	95	21,007
Stryker Corp.	486	159,695
Tenet Healthcare Corp. (a)	87	16,418
Thermo Fisher Scientific, Inc.	460	226,104
United Therapeutics Corp. (a)	44	26,091
UnitedHealth Group, Inc.	1,580	427,532
Vertex Pharmaceuticals, Inc. (a)	288	128,604
Waters Corp. (a)	94	27,993
West Pharmaceutical Services, Inc.	69	17,294
Zimmer Biomet Holdings, Inc.	191	17,270
Zoetis, Inc., Class A	432	51,067
		7,366,298

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2026 (Unaudited)

COMMON STOCKS — 99.92% (Continued)	Shares	Fair Value

Industrials — 4.92%
3M Co.	715	$103,839
Bloom Energy Corp., Class A(a)	206	27,911
Carrier Global Corp.	775	43,640
Cintas Corp.	332	56,154
Comfort Systems USA, Inc.	65	89,634
Cummins, Inc.	232	124,820
Deere & Co.	325	183,072
Delta Air Lines, Inc.	632	42,015
Dover Corp.	132	27,515
EMCOR Group, Inc.	84	62,018
Emerson Electric Co.	896	117,395
Expeditors International of Washington, Inc.	131	18,763
Fastenal Co.	1,113	51,643
FedEx Corp.	278	99,018
Hubbell, Inc.	110	53,981
Illinois Tool Works, Inc.	284	73,922
Ingersoll Rand, Inc.	390	31,247
Johnson Controls International PLC	923	120,867
Lennox International, Inc.	30	13,924
Norfolk Southern Corp.	303	86,961
Old Dominion Freight Line, Inc.	176	34,390
PACCAR, Inc.	501	57,866
Paychex, Inc.	313	28,834
Quanta Services, Inc.	210	115,295
Republic Services, Inc.	196	42,928
Rocket Lab Corp. (a)	424	27,229
Rockwell Automation, Inc.	213	76,441
Rollins, Inc.	286	15,275
Roper Technologies, Inc.	172	60,864
Snap-on, Inc.	48	17,435
Southwest Airlines Co.	547	20,551
TE Connectivity PLC	570	119,141
Trane Technologies PLC	357	148,777
Union Pacific Corp.	821	199,192
United Airlines Holdings, Inc. (a)	649	59,753

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2026 (Unaudited)

COMMON STOCKS — 99.92% (Continued)	Shares	Fair Value

Industrials — 4.92% (Continued)
United Parcel Service, Inc., Class B	713	$70,145
United Rentals, Inc.	103	75,042
Veralto Corp. (a)	231	20,425
Verisk Analytics, Inc.	135	25,616
Vertiv Holdings Co., Class A	486	121,782
W.W. Grainger, Inc.	43	46,905
Waste Management, Inc.	524	120,411
Westinghouse Air Brake Technologies Corp.	164	40,985
XPO, Inc. (a)	109	21,206
Xylem, Inc.	234	27,963
		3,022,790
Materials — 2.17%
Air Products & Chemicals, Inc.	214	62,165
Amcor PLC	447	17,768
AngloGold Ashanti PLC	570	55,495
Corteva, Inc.	662	55,416
DuPont de Nemours, Inc.	405	18,549
Ecolab, Inc.	324	86,190
International Flavors & Fragrances, Inc.	243	17,630
Linde PLC	875	433,791
Martin Marietta Materials, Inc.	57	33,555
Newmont Corp.	1,289	139,534
Nucor Corp.	223	37,709
Packaging Corporation of America	85	18,039
PPG Industries, Inc.	219	23,407
Qnity Electronics, Inc.	1,438	165,916
Reliance Steel & Aluminum Co.	50	15,196
Sherwin-Williams Co. (The)	296	94,883
Steel Dynamics, Inc.	135	24,300
Vulcan Materials Co.	128	34,854
		1,334,397
Real Estate — 1.76%
American Tower Corp.	717	123,741
AvalonBay Communities, Inc.	137	22,379
CBRE Group, Inc., Class A(a)	287	38,877

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2026 (Unaudited)

COMMON STOCKS — 99.92% (Continued)	Shares	Fair Value

Real Estate — 1.76% (Continued)
Crown Castle International Corp.	421	$34,232
Digital Realty Trust, Inc.	327	58,929
Equinix, Inc.	128	125,470
Equity Residential	365	21,590
Essex Property Trust, Inc.	62	15,004
Extra Space Storage, Inc.	203	26,619
Invitation Homes, Inc.	593	14,736
Iron Mountain, Inc.	284	29,008
Mid-America Apartment Communities, Inc.	112	13,677
Prologis, Inc.	966	127,686
Public Storage	152	41,174
Realty Income Corp.	878	53,716
SBA Communications Corp., Class A	102	17,555
Simon Property Group, Inc.	314	58,570
Sun Communities, Inc.	121	15,241
Ventas, Inc.	436	35,656
VICI Properties, Inc.	1,025	28,003
Welltower, Inc.	834	164,890
Weyerhaeuser Co.	703	17,174
		1,083,927
Technology — 38.42%
Accenture PLC, Class A	830	164,581
Adobe, Inc. (a)	581	141,229
Advanced Micro Devices, Inc. (a)	2,152	437,781
Apple, Inc.	19,543	4,959,817
Applied Materials, Inc.	1,061	362,639
Arista Networks, Inc. (a)	1,365	167,595
Astera Labs, Inc. (a)	151	16,550
Autodesk, Inc. (a)	314	75,172
Automatic Data Processing, Inc.	582	118,251
Block, Inc. (a)	767	46,158
Broadcom, Inc.	6,628	2,051,432
Broadridge Financial Solutions, Inc.	112	18,198
Cadence Design Systems, Inc. (a)	441	122,541
CDW Corp.	126	15,249
Ciena Corp. (a)	309	119,963

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2026 (Unaudited)

COMMON STOCKS — 99.92% (Continued)	Shares	Fair Value

Technology — 38.42% (Continued)
Cisco Systems, Inc.	4,462	$346,206
Cloudflare, Inc., Class A(a)	438	90,377
Cognizant Technology Solutions Corp., Class A	476	29,203
Coherent Corp. (a)	249	59,314
CoreWeave, Inc., Class A(a)	297	23,009
Corning, Inc.	1,078	146,576
Corpay, Inc. (a)	65	18,914
CoStar Group, Inc. (a)	404	16,297
Credo Technology Group Holding Ltd. (a)	173	16,240
Crowdstrike Holdings, Inc., Class A(a)	333	130,007
Datadog, Inc., Class A(a)	431	50,880
Dell Technologies, Inc., Class C	541	88,794
Equifax, Inc.	119	21,428
F5, Inc. (a)	54	15,624
Fair Isaac Corp. (a)	31	33,094
Fidelity National Information Services, Inc.	510	23,924
First Solar, Inc. (a)	98	19,331
Fiserv, Inc. (a)	535	29,853
Flex Ltd. (a)	359	23,500
Fortinet, Inc. (a)	830	67,828
Garmin Ltd.	157	36,426
Global Payments, Inc.	234	15,748
HP, Inc.	912	17,520
Intel Corp.	6,105	269,414
International Business Machines Corp.	1,126	272,931
Intuit, Inc.	416	179,870
Jabil, Inc.	228	60,564
KLA Corp.	196	288,592
Lam Research Corp.	2,007	428,816
Lumentum Holdings, Inc. (a)	57	40,057
Marvell Technology, Inc.	1,272	125,992
Microchip Technology, Inc.	513	33,145
Micron Technology, Inc.	1,439	486,152
Microsoft Corp.	9,405	3,481,448
MicroStrategy, Inc., Class A(a)	314	39,187

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2026 (Unaudited)

COMMON STOCKS — 99.92% (Continued)	Shares	Fair Value

Technology — 38.42% (Continued)
MongoDB, Inc. (a)	157	$38,429
Monolithic Power Systems, Inc.	102	111,522
NetApp, Inc.	193	19,761
NVIDIA Corp.	29,635	5,168,345
ON Semiconductor Corp. (a)	403	24,954
Oracle Corp.	2,196	323,054
Palo Alto Networks, Inc. (a)	1,163	186,451
PTC, Inc. (a)	114	16,244
Pure Storage, Inc., Class A(a)	483	28,516
Qualcomm, Inc.	1,607	206,949
Salesforce, Inc.	1,164	217,283
SanDisk Corp. (a)	147	93,395
Seagate Technology PLC	292	114,394
ServiceNow, Inc. (a)	1,370	143,234
Snowflake, Inc. (a)	485	73,148
SS&C Technologies Holdings, Inc.	207	13,987
Super Micro Computer, Inc. (a)	779	17,738
Synopsys, Inc. (a)	292	115,772
Teradyne, Inc.	279	82,712
Texas Instruments, Inc.	1,314	255,100
Trimble, Inc. (a)	231	15,068
Twilio, Inc., Class A(a)	258	32,462
Tyler Technologies, Inc. (a)	41	14,038
Uber Technologies, Inc. (a)	2,372	170,618
Veeva Systems, Inc., Class A(a)	143	25,119
VeriSign, Inc.	90	22,352
Western Digital Corp.	512	138,491
Workday, Inc., Class A(a)	307	39,885
Zoom Video Communications(a)	251	20,178
Zscaler, Inc. (a)	180	25,252
		23,597,868

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2026 (Unaudited)

COMMON STOCKS — 99.92% (Continued)	Shares	Fair Value

Utilities — 0.17%
American Water Works Company, Inc.	772	$105,061

Total Common Stocks
(Cost $59,861,393)		61,384,805

Total Investments — 99.92%
(Cost $59,861,393)		61,384,805
Other Assets in Excess of Liabilities — 0.08%		47,047
NET ASSETS — 100.00%		$61,431,852

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

Assets
Investments, at value (cost of $59,861,393)	$61,384,805
Receivable for fund shares sold	83,380
Cash and Cash equivalents	735,478
Dividends and interest receivable	23,444
Receivable from Adviser	120,942
Prepaid expenses	1,058
Total Assets	62,349,107

Liabilities
Payable for fund shares redeemed	54,035
Payable for investments purchased	577,572
Payable to trustees	9,575
Payable to Administrator	204,728
Other accrued expenses	71,345
Total Liabilities	917,255

Net Assets	$61,431,852

Net Assets consist of:
Paid-in capital	59,223,660
Accumulated earnings	2,208,192
Net Assets	$61,431,852

Class R6
Net Assets	53,265,718
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	1,879,132
Net asset value, offering price and redemption price per share	$28.35

Institutional Class
Net Assets	8,166,134
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	288,384
Net asset value, offering price and redemption price per share	$28.32

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2026 (Unaudited)

Investment Income
Dividend income	$318,939
Foreign taxes withheld	(2)
Interest income	8,153
Total investment income	327,090

Expenses
Investment Adviser Fees	20,998
Fund accounting and administrative fees	150,927
Legal Fees	10,470
Chief compliance officer fees	12,316
Transfer agent fees	23,778
Registration expenses	22,439
Printing and postage expenses	6,168
Custodian fees	6,765
Audit and tax preparation fees	9,673
Pricing	4,674
Trustee fees and expenses	9,575
Miscellaneous expenses	16,557
Total expenses	294,340
Fees waived/reimbursed by Investment Adviser (Note 4)	(266,293)
Net operating expenses	28,047
Net investment income	$299,043

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	$1,082,674
Change in unrealized depreciation on:
Investment securities	(4,137,475)
Net realized and change in unrealized gain (loss) on investment securities	(3,054,801)
Net decrease in net assets resulting from operations	$(2,755,758)

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$299,043	$362,136
Net realized gain/(loss) on investment securities	1,082,674	3,133,979
Change in unrealized appreciation on investment securities	(4,137,475)	3,103,468
Net increase in net assets resulting from operations	(2,755,758)	6,599,583

Distributions to Shareholders
Class R6	(3,541,887)	(290,480)
Institutional Class	(399,626)	—
Total distributions	(3,941,513)	(290,480)

Capital Transactions - Class R6
Proceeds from shares sold	7,464,329	36,834,376
Reinvestment of distributions	3,476,142	261,598
Amount paid for shares redeemed	(3,111,284)	(5,736,756)
Total Class R6	7,829,187	31,359,218

Capital Transactions - Institutional Class
Proceeds from shares sold	7,747,093	1,474,688 (a)
Reinvestment of distributions	380,161	—
Amount paid for shares redeemed	(596,625)	—
Total Institutional Class	7,530,629	1,474,688
Net increase in net assets resulting from capital transactions	15,359,816	32,833,906
Total Increase in Net Assets	8,662,545	39,143,009

Net Assets
Beginning of period	52,769,307	13,626,298
End of period	$61,431,852	$52,769,307

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2026	September 30,
	(Unaudited)	2025
Share Transactions - Class R6
Shares sold	242,787	1,303,572
Shares issued in reinvestment of distributions	114,952	9,478
Shares redeemed	(102,059)	(202,403)
Total Class R6	255,680	1,110,647

Share Transactions - Institutional Class
Shares sold	248,106	46,852	(a)
Shares issued in reinvestment of distributions	12,575	—
Shares redeemed	(19,149)	—
Total Institutional Class	241,532	46,852
Net Increase in Shares Outstanding	497,212	1,157,499

(a)	For the period September 16, 2025 (commencement of operations) to September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

FINANCIAL HIGHLIGHTS
Class R6

For a capital share outstanding throughout each period

	For the
	Period Ended		For the	For the	For the	For the
	March 31,		Year Ended	Year Ended	Year Ended	Period Ended
	2026		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2025	2024	2023	2022(a)
Per Share Operating Performance
Net asset value, beginning of period	$31.59		$26.57	$19.88	$16.55	$20.00
Investment operations:
Net investment income	0.16	(b)	0.32 (b)	0.33 (b)	0.31 (b)	0.22	(b)
Net realized and unrealized gain (loss) on investments	(1.34)		5.00	6.65	3.15	(3.66)
Net change in net assets resulting from operations	(1.18)		5.32	6.98	3.46	(3.44)
Less distributions
Net investment income	(0.23)		(0.17)	(0.29)	(0.13)	(0.01)
Net realized losses	(1.83)		(0.13)	—	—	—
Total Distributions	(2.06)		(0.30)	(0.29)	(0.13)	(0.01)
Net asset value, end of period	$28.35		$31.59	$26.57	$19.88	$16.55
Total return(c)	(4.14	)% (d)	20.14%	35.58%	20.98%	(17.20	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$53,266		$51,289	$13,626	$5,531	$1,444
Ratio of expenses to average net assets	0.07	% (e)	0.07%	0.07%	0.07%	2.25	% (e)
Ratio of expenses to average net assets before waiver and reimbursement:	0.97	% (e)	0.27%	—	—	—
Ratio of net investment income to average net assets	1.02	% (e)	1.14%	1.39%	1.59%	(2.25	)% (e)
Portfolio turnover rate(f)	9	% (d)	49%	33%	16%	14	% (d)

(a)	For the period October 4, 2021 (commencement of operations) to September 30, 2022.

(b)	The net investment income per share was calculated using the average shares outstanding method.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

FINANCIAL HIGHLIGHTS
Institutional Class

For a capital share outstanding throughout each period

	For the
	Period Ended		For the
	March 31,		Period Ended
	2026		September 30,
	(Unaudited)		2025(a)
Per Share Operating Performance
Net asset value, beginning of period	$31.59		$31.26
Investment operations:
Net investment income (loss)	0.13	(b)	(0.01	) (b)
Net realized and unrealized gain (loss) on investments	(1.35)		0.34
Net change in net assets resulting from operations	(1.22)		0.33
Less distributions
Net investment income	(0.22)		—
Net realized losses	(1.83)		—
Total Distributions	(2.05)		—
Net asset value, end of period	$28.32		$31.59
Total return(c)	(4.26	)% (d)	1.06	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$8,166		$1,480
Ratio of expenses to average net assets	0.30	% (e)	0.30	% (e)
Ratio of expenses to average net assets before waiver and reimbursement:	1.05	% (e)	3.28%
Ratio of net investment income to average net assets	0.84	% (e)	(0.74	)% (e)
Portfolio turnover rate(f)	9	% (d)	49	% (d)

(a)	For the period September 16, 2025 (commencement of operations) to September 30, 2025.

(b)	The net investment income per share was calculated using the average shares outstanding method.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

The Sphere 500 Climate Fund (the “Fund”) is organized as a diversified series of the Exchange Place Advisors Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Amended and Restated Agreement and Declaration of Trust, dated June 24, 2024, permits the Board of Trustees (each member a “Trustee”, collectively the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. Effective September 16, 2025, the Fund offers two classes of shares: Class R6 shares and Institutional Class shares. Prior to September 16, 2025, the Fund offered only Class R6 shares (which was previously an undesignated share class of the Fund).

The Fund is the successor to the Sphere 500 Climate Fund (the “Predecessor Fund”), which commenced operations on October 4, 2021, as a series of Manager Directed Portfolios. The Fund has substantially the same investment objectives and strategies as did the Predecessor Fund. Effective as of the close of business on April 12, 2024, all the assets, subject to the liabilities of the Predecessor Fund, were transferred to the Fund in exchange for 349,444 shares at a net asset value per share (“NAV”) of $23.69 of the Fund to the shareholders of the Predecessor Fund. The net assets contributed resulting from these tax-free transactions on the close of business April 12, 2024, after the reorganization, was $8,278,830 including net unrealized appreciation of $1,434,514; undistributed net investment income of $33,933 undistributed realized loss of $(70,217) and investment cost of $6,830,223. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. The Fund’s performance for periods prior to April 12, 2024, is that of the Predecessor Fund. The Predecessor Fund is the accounting survivor.

Reflection Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. The investment objective of the Fund is to track the performance, before fees and expenses, of the Sphere 500 Fossil Free Index (the “Index”). Neither the Adviser, the Fund’s sponsor (Our Sphere, Inc.), nor any of their affiliates has any rights to influence the selection of the securities in the Index.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2026 (Unaudited)

operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the six months ended March 31, 2026.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2026 (Unaudited)

tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Securities Transactions, Income and Distributions – Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Reclassification of Capital Accounts – GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2026 (Unaudited)

techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 or Level 2 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2026 (Unaudited)

In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$61,384,805	$—	$—	$61,384,805
Total	$61,384,805	$—	$—	$61,384,805

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser provides the Fund with investment management services pursuant to the Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Fund that was approved by shareholders on September 16, 2025. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.07%, based upon the average daily net assets of the Fund. For the six months ended March 31, 2026, the Adviser earned fees of $20,998 from the Fund. As of March 31, 2026, the Adviser owed the Fund $120,942.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2026 (Unaudited)

Prior to September 16, 2025, the Fund paid the Adviser a fee at the annual rate of 0.07% of the Fund’s average daily net assets for investment advisory and administrative services under a management agreement structured as a unitary fee arrangement (the “prior investment advisory agreement”). The Fund’s prior fee structure was a “unitary fee,” in which the Adviser of the Fund had agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, shareholder servicing, and the advisory fee payable to the Adviser.

Effective September 16, 2025, the Fund’s investment adviser has contractually agreed to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.07% for Class R6 shares and 0.30% for Institutional Class shares, respectively, as a percentage of average net assets until December 31, 2030 and may not be terminated during its term without the consent of the Board of Trustees. The Fund’s investment adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior 36 months following the waiver or reimbursement with respect to any Class provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. The Adviser can only recoup the fees previously waived or expenses reimbursed by the Institutional Class. As of March 31, 2026, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

		Institutional
Recoverable Through	Class R6*	Class
March 31, 2029	$243,094	$23,199
September 30, 2028	$62,485	$125

*	The fee waivers and expense reimbursements for Class R6 are not eligible to be recouped by the Adviser.

Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Fund’s fund accountant, transfer agent and administrator.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2026 (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers of the Trust are also employees of the Administrator or NLCS and such persons are not paid by the Fund for serving in such capacities.

Effective January 1, 2026, each Independent Trustee receives from the Trust an annual retainer of $52,500, plus an annual fee per Fund of $2,000, plus reimbursement of related expenses. The Chairperson of the Board receives an additional annual retainer of $18,750, and each of the Chairpersons of the Audit Committee and the Governance Committee receives an additional annual retainer of $7,500 and $3,000, respectively. Prior to January 1, 2026, each Independent Trustee received from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $2,000, plus reimbursement of related expenses. The Chairperson of the Board received an additional annual retainer of $18,750, and each of the Chairpersons of the Audit Committee and the Governance Committee received an additional annual retainer of $7,500 and $3,000, respectively. Each Independent Trustee receives $2,000 for each special in-person or telephonic meeting attended. Certain officers of the Trust are also employees of the Administrator or NLCS and such persons are not paid by the Fund for serving in such capacities. Effective September 16, 2025, the Fund pays the allocable portion of Independent Trustee fees. Prior to September 16, 2025, the Fund’s allocable portion of Independent Trustee fees were paid by the Adviser out of a unified management fee paid to the Adviser by the Fund, and Independent Trustee compensation was not a direct expense of the Fund.

The Fund has adopted a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) that allows each of Class R6 and Institutional Class shares of the Fund to make payments to financial intermediaries and other service providers for shareholders in return for shareholder servicing and maintenance of shareholder accounts. These shareholder servicing and maintenance fees may not exceed 0.10% of the average daily net assets of the Fund attributable to each of Class R6 and Institutional Class shares and may not be used to pay for any services in connection with the distribution and sale of the Fund. Institutional Class shares of the Fund have implemented the Shareholder Servicing Plan. However, no shareholder servicing fees are currently being paid by the Class R6 shares of the Fund, and there are no plans to impose these fees on the Class R6 shares of the Fund. For the fiscal year ended September 30, 2025 the shareholder servicing plan was inactive and therefore the Fund did not pay any shareholder servicing plan fees.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2026 (Unaudited)

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended March 31, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$17,534,857	$5,450,531

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At March 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$6,045,762
Gross unrealized depreciation	(4,633,381)
Net unrealized appreciation on investments	$1,412,381
Tax cost of investments	$59,972,424

As of September 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed ordinary income	$1,851,368
Undistributed long-term capital gains	1,504,239
Unrealized appreciation on investments	5,549,856
Total accumulated earnings	$8,905,463

For the year ended September 30, 2025, the Fund didn’t utilize any capital loss carryforwards.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2026 (Unaudited)

The tax character of distributions paid during the fiscal year ended September 30, 2025, was as follows:

2025
Distributions paid from:
Ordinary income	$165,032
Long-term capital gains	125,448
Total distributions paid	$290,480

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about the Fund’s investment objective, principal investment strategies and principal risks is available in the Fund’s prospectus and Statement of Additional Information.

Sector Risk – To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Sector Risk – Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. As of March 31, 2026, the Fund had invested 38.42% of its net assets in the Technology sector.

Climate Investing Considerations Risk – Considerations related to climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment restrictions. For example, the Index may exclude certain securities due to climate-focused

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2026 (Unaudited)

considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, Vanguard Brokerage Services held 58% of the outstanding Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Vanguard Brokerage Services are also owned beneficially.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11 – SUBSEQUENT EVENTS

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Sphere 500 Climate Fund

ADDITIONAL INFORMATION
(Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not Applicable – disclosed with annual report

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Place Advisors Trust

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	6/01/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	6/01/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	6/01/2026